UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.2%
Real Estate Investments Trusts (“REITs”) 99.0%
Apartments 17.1%
American Campus Communities, Inc.	776,009	21,464,409
Apartment Investment & Management Co. "A" (a)	1,207,842	22,236,371
AvalonBay Communities, Inc. (a)	659,698	56,964,922
BRE Properties, Inc. (a)	403,948	14,441,141
Camden Property Trust (a)	556,278	23,157,853
Equity Residential (a)	755,582	29,581,035
Post Properties, Inc.	604,421	13,309,351

		181,155,082
Diversified 8.3%
Digital Realty Trust, Inc. (a)	622,453	33,736,953
Duke Realty Corp. (a)	1,419,980	17,607,752
PS Business Parks, Inc.	239,528	12,790,795
Washington Real Estate Investment Trust (a)	787,373	24,054,245

		88,189,745
Health Care 13.8%
Cogdell Spencer, Inc.	257,111	1,902,621
HCP, Inc. (a)	874,708	28,865,364
Health Care REIT, Inc. (a)	910,209	41,168,753
LTC Properties, Inc.	250,514	6,778,909
Nationwide Health Properties, Inc. (a)	931,597	32,745,635
Senior Housing Properties Trust (a)	1,549,225	34,315,334

		145,776,616
Hotels 7.4%
Host Hotels & Resorts, Inc. (a)	4,004,687	58,668,665
LaSalle Hotel Properties	138,850	3,235,205
Sunstone Hotel Investors, Inc.* (a)	1,454,450	16,246,206

		78,150,076
Industrial 3.4%
ProLogis (a)	2,713,617	35,819,744
Office 16.7%
BioMed Realty Trust, Inc.	128,651	2,127,888
Boston Properties, Inc. (a)	890,292	67,163,628
Brandywine Realty Trust	2,155,218	26,315,212
Douglas Emmett, Inc. (a)	693,141	10,653,577
HRPT Properties Trust	1,587,491	12,350,680
Mack-Cali Realty Corp.	96,165	3,389,816
SL Green Realty Corp. (a)	488,210	27,959,787
Vornado Realty Trust (a)	354,307	26,821,040

		176,781,628
Regional Malls 15.2%
Glimcher Realty Trust	315,355	1,598,850
Simon Property Group, Inc. (a)	1,524,748	127,926,357
Taubman Centers, Inc. (a)	778,831	31,090,934

		160,616,141
Shopping Centers 7.8%
Developers Diversified Realty Corp. (a)	1,391,220	16,931,147
Kimco Realty Corp.	695,550	10,878,402
Ramco-Gershenson Properties Trust	535,924	6,034,504
Regency Centers Corp. (a)	1,111,314	41,640,936
Tanger Factory Outlet Centers, Inc. (a)	179,397	7,742,775

		83,227,764
Specialty Services 1.1%
Entertainment Properties Trust (a)	287,555	11,827,137
Storage 8.2%
Public Storage (a)	879,124	80,870,617
Sovran Self Storage, Inc	186,018	6,484,587

		87,355,204

Total Real Estate Investment Trusts (REITs)		1,048,899,137
Other 0.2%
Retail Opportunity Investments Corp.*	255,000	2,580,600

Total Common Stocks (Cost $734,120,034)		1,051,479,737
Securities Lending Collateral 39.3%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $416,508,392)	416,508,392	416,508,392
Cash Equivalents 1.0%
Central Cash Management Fund, 0.16% (b) (Cost $10,388,203)	10,388,203	10,388,203

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,161,016,629) †	139.5	1,478,376,332
Other Assets and Liabilities, Net	(39.5)	(418,691,445)

Net Assets	100.0	1,059,684,887

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,268,117,038.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $210,259,294.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $317,630,484 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $107,371,190.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $402,723,229 which is 38.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,051,479,737	$—	$—	$1,051,479,737
Short-Term Investments(d)	426,896,595	—	—	426,896,595
Total	$1,478,376,332	$—	$—	$1,478,376,332

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010